Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Revenue from sales of goods	$ 1,359,986	$ 1,351,517	$ 4,530,686	$ 3,968,807
Revenue from provision of services	516,235	545,475	1,760,212	1,449,793
TOTAL REVENUE	1,876,221	1,896,992	6,290,898	5,418,600
COST OF SALES	(1,249,313)	(1,123,942)	(3,834,251)	(3,401,950)
GROSS PROFIT	626,908	773,050	2,456,647	2,016,650
OPERATING EXPENSES
Amortization	44,855	130,123	134,001	269,143
Depreciation	46,078	49,063	138,085	124,278
Director fees	153,667	91,928	368,891	263,147
Insurance	461,291	1,467,645	3,365,415	1,504,204
Office and miscellaneous	1,267,199	2,380,907	4,347,949	5,345,851
Professional fees	1,513,940	1,751,478	4,456,440	3,462,650
Research and development	83,141	36,713	601,638	123,414
Share-based payments	1,577,146	1,260,061	2,450,649	3,141,824
Travel	65,063	49,171	260,667	109,203
Wages and salaries	1,795,311	789,868	4,234,220	1,843,795
Total operating expenses	(7,007,691)	(8,006,957)	(20,357,955)	(16,187,509)
OTHER INCOME (EXPENSES)
Change in fair value of derivative liability	305,094	30,562,044	5,168,672	(15,278,305)
Finance and other costs	12,455	739	34,122	(9,968)
Foreign exchange gain (loss)	748,384	571,833	911,690	496,932
Loss on disposal of assets			(10,755)
Note receivable impairment recovery			771,260
Other income (loss)	(25,965)	1,219	(43,516)	55,117
NET INCOME (LOSS) BEFORE TAXES	(5,340,815)	23,901,928	(11,069,835)	(28,907,083)
TAXES				(82,820)
NET INCOME (LOSS)	(5,340,815)	23,901,928	(11,069,835)	(28,989,903)
OTHER COMPREHENSIVE LOSS
Foreign exchange translation	355,839	134,901	493,413	153,872
Change in fair value of equity investments at FVOCI	(7,557)	(61,429)	(68,281)	(198,572)
COMPREHENSIVE INCOME (LOSS)	$ (4,992,533)	$ 23,975,400	$ (10,644,703)	$ (29,034,603)
Income (Loss) per share
Basic	$ (0.16)	$ 0.82	$ (0.33)	$ (1.21)
Diluted	$ (0.16)	$ 0.76	$ (0.33)	$ (1.21)
Weighted average number of common shares outstanding - Basic	33,331,574	29,315,930	33,365,467	24,001,126
Weighted average number of common shares outstanding - Diluted	33,331,574	31,255,088	33,365,467	24,001,126